Taxes (Details) - Schedule of reconciles income tax expense by statutory rate to the company’s actual income tax expense - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciles Income Tax Expense By Statutory Rate To The Company SActual Income Tax Expense [Abstract]
Income tax benefit computed based on PRC statutory income tax rate		$ (3,849,305)	$ (5,118,519)	$ (1,179,508)
Effect of favorable income tax rate in certain entity in PRC		181,088	889,716	(164,071)
Non-PRC entities not subject to PRC tax	[1]	1,749,333	1,564,644	401,488
Research & Development (“R&D”) tax credit	[2]	(240,150)	(260,213)	(251,178)
Non-deductible expenses - permanent difference	[3]	171,393	588,191	826,034
Change in valuation allowance		1,970,079	2,339,650	937,209
Effective tax (benefit) expense		$ (17,562)	$ 3,469	$ 569,974

[1]	Represents the tax losses incurred from operations outside of China.
[2]	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income.
[3]	Represents expenses incurred by the Company that were not deductible for PRC income tax.